Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Fifth MDV Partners, L.L.C.
Addess: 2775 Sand Hill Road, Suite 240, Menlo Park, Ca 94025

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Moez R. Virani

Title:  Attorney-in-Fact

Phone:  650-854-7236

Signature, Place, and Date of Signing:

/s/ Moez R. Virani
--------------------------------------------------------------------------------
[Signature]

Menlo Park, CA
--------------------------------------------------------------------------------
[City, State]

February 13, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                      7

Form 13F Information Table Value Total:               $499,978
                                                      (thousands)

List of Other Included Managers:

                                                   FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
At Home Corporation          Common      45919107          292           52,828 SH  Sole                       52,828       0      0
Broadcom Corporation         Common      111320107       4,198           49,973 SH  Sole                       49,973       0      0
Numerical Technologies, Inc. Common      67053T101      25,750        1,425,620 SH  Sole                    1,425,620       0      0
ONI Systems Corp.            Common      68273F103     452,528       11,438,296 SH  Sole                   11,438,296       0      0
Onvia.com, Inc.              Common      68338T106       8,001        9,481,910 SH  Sole                    9,481,910       0      0
Telocity, Inc.               Common      87971D103       9,165        4,582,235 SH  Sole                    4,582,235       0      0
Z-Tel Technologies, Inc.     Common      988792107          44            8,465 SH  Sole                        8,465       0      0
                                        Total Value   499,978
